Fair value measurements - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt at fair value	$ 3,538.9	$ 3,793.5
Level 3 | Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,691.2	12,878.0
Goodwill at fair value	9,085.4	9,022.1
Net intangible assets at fair value	$ 3,605.8	$ 3,855.9